Leases - Movements in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Beginning balance	£ 8,471	£ 8,641
Cash flows	(1,973)	(889)
Additions	792	81
Disposals	(4,320)
Accretion expense	300	638
Ending balance	£ 3,270	£ 8,471